RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 12, 2022	Mar. 05, 2022	Aug. 12, 2020	Mar. 05, 2020	Feb. 25, 2022	Jan. 31, 2023	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2021	Dec. 31, 2020
Accounts payable - related parties						$ 178,847	$ 210,868		$ 178,847		$ 210,868
Accrued compensation						777,111	777,111		777,111		777,111
Officer compensation						740,000			740,000
Employer's share of payroll taxes						37,111			37,111
Accrued Interest						14,687	740,000		14,687		740,000	$ 740,000	$ 740,000
Interest Expense						1,386		$ 1,386	$ 4,158	$ 4,158	5,500		4,645
Annual interest rate									10.00%
Accounts payable - related parties							210,868				210,868	177,868	177,868
Increase (Decrease) in Other Accrued Liabilities											210,868	5,029
Employer's share of payroll taxes						777,111	777,111		$ 777,111		777,111	37,111	37,111
Chief Financial Officer [Member]
Accrual of unpaid payroll					$ 10,961
Increase (Decrease) in Other Accrued Liabilities											10,962
Senior Vice President of Football Operations [Member]
Accrued and unpaid expenses											336
Increase (Decrease) in Other Accrued Liabilities											336
Vice President of Team Interface [Member]
Accrued and unpaid expenses											70
Increase (Decrease) in Other Accrued Liabilities											70
Chief Financials Officer [Member]
Accounts payable - related parties						10,961			10,961
Accrual of unpaid payroll					$ 10,961
Senior Vice President of Football Operation [Member]
Accounts payable - related parties						336			336
Accrued and unpaid expenses									336
Note Payable Two [Member]
Notes Issued			$ 30,000
Note Payable One [Member]
Notes Issued				$ 25,000
Note Payable Note One [Member]
Notes Issued		$ 25,000
Note Payable Note Two [Member]
Notes Issued	$ 30,000
On March 5, 2020 and August 12, 2020 [Member]
Total proceeds from issuance of notes payable							55,000		55,000
Contract President, CEO [Member]
Consulting agreement expense											161,200
Office expense											36,800
Increase (Decrease) in Other Accrued Liabilities											199,500
Advance to affiliates											1,500
Contract President, CEO [Member] | April 30, 2022 [Member]
Increase (Decrease) in Other Accrued Liabilities											199,450
Unpaid Former Officer Compensation[Member]
Accrued compensation							$ 740,000				$ 740,000
Employer's share of payroll taxes												$ 37,111	$ 37,111
Chief Marketing Officer, William Lyons Associates, Inc. [Member]
Investor funding by July 31, 2022, by virtue of an extension														$ 3,000,000
Contract Presidents, CEO [Member]
Accounts payable - related parties						167,550			167,550
Consulting agreement expense									121,350
Office expense									46,200
Cheif Excecutive Officer [Member]
Accounts payable - related parties						$ 167,550			$ 167,550